Taxes on Income - Reconciliation of Gross Unrecognized Tax Benefits (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Income taxes payable	$ 1,013	$ 951
Taxes and other current assets	9,441	9,440
Taxes and other noncurrent assets	4,979	4,126
Noncurrent deferred tax liabilities	19,597	18,628
Other taxes payable	6,886	6,245
Unrecognized Tax Benefit [Member]
Income Tax Contingency [Line Items]
Income taxes payable	357	421
Taxes and other current assets	11	279
Taxes and other noncurrent assets	225	169
Noncurrent deferred tax liabilities	677	369
Other taxes payable	$ 6,000	$ 5,500